Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 140,738	$ 153,727
Interest and amortization on loan from affiliate	816	0
Amortization and write-off of financing fees	12,078	18,451
Discount on receivable from drilling contract	4,048	0
Amortization of convertible notes discount	0	23,658
Amortization of share lending agreement-note issuance costs	0	1,475
Premium on 9.5% Senior Unsecured Notes	0	26,546
Other	1,217	3,076
Capitalized interest	(12,060)	(19,400)
Total	$ 146,837	$ 207,533